Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.87%
Aerospace & Defense–0.17%
Moog, Inc., 5.25%, 12/01/2022(b)	$190,000	$192,850
Rockwell Collins, Inc., 3.20%, 03/15/2024	2,104,000	2,188,561
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	319,164
TransDigm, Inc.,
6.50%, 07/15/2024	70,000	72,362
6.38%, 06/15/2026	141,000	148,513
Triumph Group, Inc., 7.75%, 08/15/2025	331,000	345,205
		3,266,655
Agricultural & Farm Machinery–0.02%
Titan International, Inc., 6.50%, 11/30/2023	470,000	390,295
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	84,000	86,172
Airlines–6.31%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	2,203,600	2,341,852
Series 2016-1, Class AA, 3.58%, 01/15/2028	1,721,454	1,812,524
Series 2019-1, Class B, 3.85%, 02/15/2028	3,712,000	3,769,977
Series 2016-3, Class AA, 3.00%, 10/15/2028	4,036,713	4,110,229
Series 2017-1, Class AA, 3.65%, 02/15/2029	2,838,174	3,021,842
Series 2017-2, Class A, 3.60%, 10/15/2029	3,746,013	3,841,036
Series 2017-2, Class AA, 3.35%, 10/15/2029	4,663,913	4,816,146
Series 2019-1, Class AA, 3.15%, 02/15/2032	7,495,000	7,708,886
Avianca Holdings S.A. (Colombia), 8.38%, 05/10/2020(b)	2,909,000	2,635,554
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	2,556,000	2,664,589
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	6,050,000	6,325,715
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,233,000	3,373,029
Series 2019-1, Class AA, 3.20%, 04/25/2024	4,673,000	4,868,257
	Principal Amount	Value
Airlines–(continued)
Delta Air Lines, Inc.,
3.63%, 03/15/2022	$9,961,000	$10,203,496
3.80%, 04/19/2023	2,065,000	2,130,179
2.90%, 10/28/2024	7,922,000	7,851,335
3.75%, 10/28/2029	10,445,000	10,350,995
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	4,947,975	5,090,237
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class B, 7.50%, 11/10/2023(b)	4,549,019	4,666,021
Series 2016-1, Class A, 4.88%, 05/10/2028(b)	4,288,499	4,141,684
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	1,594,765	1,646,641
Series 2016-1, Class B, 3.65%, 01/07/2026	2,420,233	2,463,725
Series 2019-2, Class B, 3.50%, 05/01/2028	2,833,000	2,877,305
Series 2018-1, Class A, 3.70%, 03/01/2030	4,649,206	4,817,676
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,381,019	4,656,550
Series 2019-1, Class A, 4.55%, 08/25/2031	2,273,000	2,491,399
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,436,000	4,832,899
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	4,986,000	5,039,254
		124,549,032
Alternative Carriers–0.09%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	299,000	314,623
Series Y, 7.50%, 04/01/2024	264,000	297,660
Level 3 Financing, Inc.,
5.38%, 05/01/2025	717,000	743,880
5.25%, 03/15/2026	377,000	393,427
		1,749,590
Aluminum–0.03%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	600,000	632,994
Apparel Retail–0.04%
L Brands, Inc.,
5.63%, 02/15/2022	490,000	515,109
6.88%, 11/01/2035	204,000	179,540
6.75%, 07/01/2036	50,000	43,255
		737,904

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	$69,000	$72,794
4.88%, 05/15/2026(b)	560,000	597,023
		669,817
Asset Management & Custody Banks–0.87%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	4,515,000	4,817,771
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	4,355,000	5,369,884
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	5,900,000	6,909,896
		17,097,551
Auto Parts & Equipment–0.16%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	200,000	171,005
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	2,115,000	2,128,219
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	132,000	138,655
Dana, Inc., 5.38%, 11/15/2027	221,000	224,359
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	172,000	164,690
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada),
6.25%, 05/15/2026(b)	135,000	143,522
8.50%, 05/15/2027(b)	178,000	182,232
Tenneco, Inc., 5.00%, 07/15/2026	115,000	98,932
		3,251,614
Automobile Manufacturers–2.98%
American Honda Finance Corp., 2.40%, 06/27/2024	2,705,000	2,734,253
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	2,887,000	2,953,285
5.60%, 01/07/2022	410,000	431,083
3.35%, 11/01/2022	7,372,000	7,414,409
5.58%, 03/18/2024	5,254,000	5,623,862
4.06%, 11/01/2024	4,000,000	4,023,683
General Motors Financial Co., Inc.,
3.20%, 07/06/2021	1,175,000	1,189,752
5.10%, 01/17/2024	2,352,000	2,542,969
Series B, 6.50%(c)	200,000	203,704
Hyundai Capital America,
2.85%, 11/01/2022(b)	3,237,000	3,263,775
4.30%, 02/01/2024(b)	14,635,000	15,443,396
3.50%, 11/02/2026(b)	6,823,000	6,877,577
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	539,000	563,712
	Principal Amount	Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
2.67%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(d)	$2,428,000	$2,437,929
2.84%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	2,876,000	2,900,145
3.20%, 09/26/2026(b)	200,000	204,319
		58,807,853
Automotive Retail–0.23%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	3,400,000	3,639,455
AutoZone, Inc., 3.75%, 04/18/2029	200,000	214,013
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	108,000	111,825
Penske Automotive Group, Inc., 5.50%, 05/15/2026	509,000	535,632
		4,500,925
Biotechnology–2.54%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	6,144,000	6,158,521
3.75%, 11/14/2023	250,000	262,941
2.60%, 11/21/2024(b)	10,844,000	10,905,498
3.20%, 11/21/2029(b)	8,501,000	8,641,465
4.05%, 11/21/2039(b)	9,357,000	9,785,026
4.88%, 11/14/2048	4,254,000	4,903,601
4.25%, 11/21/2049(b)	9,012,000	9,506,087
		50,163,139
Brewers–0.21%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.00%, 04/13/2028	300,000	331,186
8.00%, 11/15/2039	2,414,000	3,851,291
		4,182,477
Broadcasting–0.07%
AMC Networks, Inc.,
5.00%, 04/01/2024	329,000	331,056
4.75%, 08/01/2025	61,000	60,695
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	223,000	246,203
Gray Television, Inc., 7.00%, 05/15/2027(b)	167,000	185,340
iHeartCommunications, Inc., 8.38%, 05/01/2027	275,000	300,389
TV Azteca, S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	300,000	246,875
		1,370,558
Building Products–0.47%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	104,000	106,896
Owens Corning, 4.30%, 07/15/2047	8,830,000	8,384,385
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Building Products–(continued)
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	$725,000	$760,337
5.00%, 02/15/2027(b)	47,000	48,872
		9,300,490
Cable & Satellite–2.54%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(b)	400,000	409,996
7.50%, 05/15/2026(b)	260,000	277,219
Altice Luxembourg S.A. (Luxembourg), 10.50%, 05/15/2027(b)	210,000	238,670
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	576,000	589,752
5.75%, 02/15/2026(b)	1,273,000	1,347,512
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	5,493,000	6,026,448
5.38%, 04/01/2038	1,990,000	2,258,634
5.75%, 04/01/2048	2,515,000	2,915,334
6.83%, 10/23/2055	4,449,000	5,692,831
Comcast Corp.,
3.95%, 10/15/2025	1,775,000	1,937,729
6.45%, 03/15/2037	1,885,000	2,678,646
4.60%, 10/15/2038	2,560,000	3,074,997
3.25%, 11/01/2039	1,040,000	1,057,708
3.45%, 02/01/2050	4,305,000	4,426,877
4.95%, 10/15/2058	2,621,000	3,426,126
Cox Communications, Inc., 3.35%, 09/15/2026(b)	3,514,000	3,650,643
CSC Holdings, LLC,
7.75%, 07/15/2025(b)	434,000	466,550
10.88%, 10/15/2025(b)	356,000	401,167
6.63%, 10/15/2025(b)	200,000	213,278
5.50%, 05/15/2026(b)	265,000	280,564
DISH DBS Corp., 5.88%, 11/15/2024	239,000	239,299
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,964,000	5,439,031
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	2,096,000	2,200,800
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	202,465
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	239,000	251,799
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	200,000	205,333
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	250,000	265,281
		50,174,689
	Principal Amount	Value
Casinos & Gaming–0.22%
Boyd Gaming Corp.,
6.88%, 05/15/2023	$202,000	$208,945
6.38%, 04/01/2026	115,000	123,030
6.00%, 08/15/2026	113,000	120,667
4.75%, 12/01/2027(b)	2,370,000	2,399,933
MGM Resorts International,
7.75%, 03/15/2022	301,000	338,249
6.00%, 03/15/2023	559,000	616,297
Scientific Games International, Inc., 10.00%, 12/01/2022	220,000	226,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	319,000	340,928
		4,374,099
Coal & Consumable Fuels–0.03%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	602,000	546,309
Commodity Chemicals–0.14%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	1,987,000	1,987,993
Koppers, Inc., 6.00%, 02/15/2025(b)	219,000	222,283
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	153,000	150,376
Olin Corp., 5.63%, 08/01/2029	329,000	343,813
		2,704,465
Communications Equipment–0.05%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	401,000	387,967
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	281,000	302,005
5.25%, 08/01/2026	263,000	286,104
		976,076
Construction & Engineering–0.01%
AECOM, 5.13%, 03/15/2027	133,000	142,024
Construction Machinery & Heavy Trucks–0.01%
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	209,000	232,396
Construction Materials–0.40%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	3,935,000	4,026,489
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	3,524,000	3,806,877
		7,833,366
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Consumer Finance–1.43%
Ally Financial, Inc.,
4.13%, 03/30/2020	$4,155,000	$4,183,844
5.13%, 09/30/2024	434,000	477,942
4.63%, 03/30/2025	1,349,000	1,460,852
American Express Co., Series C, 4.90% (3 mo. USD LIBOR + 3.29%)(c)(d)	3,075,000	3,097,749
Capital One Financial Corp., 3.75%, 03/09/2027	6,970,000	7,386,998
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	1,923,000	2,033,818
Discover Bank, 4.68% (5 yr. U.S. Swap Rate + 1.73%), 08/09/2028(d)	1,990,000	2,089,341
Navient Corp.,
8.00%, 03/25/2020	99,000	100,563
7.25%, 01/25/2022	160,000	174,000
7.25%, 09/25/2023	1,040,000	1,156,990
Springleaf Finance Corp., 5.38%, 11/15/2029	1,109,000	1,145,042
Synchrony Financial, 4.50%, 07/23/2025	4,550,000	4,878,707
		28,185,846
Copper–0.34%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	548,000	539,780
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	4,626,000	4,759,113
5.40%, 11/14/2034	1,102,000	1,096,294
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	445,000	389,514
		6,784,701
Data Processing & Outsourced Services–0.95%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	352,000	365,160
Fidelity National Information Services, Inc., 4.50%, 08/15/2046	2,418,000	2,798,301
Fiserv, Inc., 4.20%, 10/01/2028	2,400,000	2,652,681
PayPal Holdings, Inc.,
2.40%, 10/01/2024	4,527,000	4,545,131
2.65%, 10/01/2026	3,243,000	3,256,082
2.85%, 10/01/2029	5,062,000	5,061,522
		18,678,877
Diversified Banks–10.54%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	8,048,145
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.13%, 07/28/2021(b)	3,990,000	3,994,412
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(c)	3,847,000	4,364,825
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(d)	$8,727,000	$9,196,256
3.19%, 07/23/2030	4,000,000	4,136,591
7.75%, 05/14/2038	2,850,000	4,445,026
Series AA, 6.10%(c)	6,420,000	7,153,710
Series DD, 6.30%(c)	2,040,000	2,337,544
Series Z, 6.50%(c)	4,500,000	5,099,468
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	3,121,402
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020	765,000	782,877
7.63%, 11/21/2022	200,000	224,443
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	965,000	1,031,189
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	2,015,000	2,139,255
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)	5,080,000	5,416,112
Citigroup, Inc.,
3.50%, 05/15/2023	3,980,000	4,145,190
2.88%, 07/24/2023	1,575,000	1,599,175
5.50%, 09/13/2025	4,845,000	5,541,500
3.98%, 03/20/2030	4,000,000	4,361,523
2.98%, 11/05/2030	11,388,000	11,522,920
4.65%, 07/23/2048	1,983,000	2,464,121
Series Q, 5.95%(c)	1,570,000	1,608,912
Series T, 6.25%(c)	2,110,000	2,396,654
Series U, 5.00%(c)	7,500,000	7,757,813
Commonwealth Bank of Australia (Australia), 3.74%, 09/12/2039(b)	3,088,000	3,096,314
Credit Agricole S.A. (France), 8.13%(b)(c)	202,000	244,294
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	6,573,000	6,760,331
5.25%, 04/16/2029(b)	264,000	281,820
HSBC Holdings PLC (United Kingdom),
6.00%(c)	5,365,000	5,681,642
4.00%, 03/30/2022	2,070,000	2,159,003
2.90%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	2,663,000	2,676,990
ING Groep N.V. (Netherlands), 6.00%(c)	465,000	470,394
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
Series V, 5.42% (3 mo. USD LIBOR + 3.32%)(c)(d)	$2,005,000	$2,015,526
2.30%, 08/15/2021	4,545,000	4,555,304
2.82%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	5,790,000	5,840,881
3.63%, 12/01/2027	2,750,000	2,905,350
3.70%, 05/06/2030	4,000,000	4,307,876
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(d)	1,935,000	2,302,533
Series W, 2.91% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	5,770,000	4,855,570
Series I, 5.41% (3 mo. USD LIBOR + 3.47%)(c)(d)	2,726,000	2,738,494
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	1,690,000	1,729,032
Royal Bank of Scotland Group PLC (The) (United Kingdom),
3.50%, (3 mo. USD LIBOR + 1.48%), 05/15/2023(d)	5,411,000	5,527,892
3.75%, 11/01/2029	1,895,000	1,912,418
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	3,147,000	3,202,273
4.13%, 07/15/2023(b)	4,076,000	4,293,377
Societe Generale S.A. (France),
7.38%(b)(c)	202,000	214,100
7.38%(b)(c)	1,507,000	1,597,269
7.38%(b)(c)	3,665,000	3,979,146
Standard Chartered PLC (United Kingdom),
7.50%(b)(c)	200,000	214,937
7.75%(b)(c)	2,690,000	2,954,198
3.33%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(d)	3,395,000	3,421,430
3.12%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	1,442,000	1,451,186
4.30%, 02/19/2027(b)	1,628,000	1,713,682
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	4,755,000	4,866,550
Wells Fargo & Co.,
4.15%, 01/24/2029	4,000,000	4,458,610
5.38%, 11/02/2043	7,865,000	10,174,895
4.75%, 12/07/2046	2,045,000	2,501,781
		207,994,161
Diversified Capital Markets–1.04%
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	2,065,000	2,101,852
Credit Suisse Group AG (Switzerland),
7.50%(b)(c)	2,410,000	2,626,454
7.25%(b)(c)	330,000	365,757
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	2,220,000	2,342,537
	Principal Amount	Value
Diversified Capital Markets–(continued)
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)	$5,010,000	$5,177,334
UBS Group AG (Switzerland), 3.13% (3 mo. USD LIBOR + 1.47%), 08/13/2030(b)(d)	7,847,000	7,979,536
		20,593,470
Diversified Chemicals–0.44%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	3,175,000	3,064,669
5.88%, 01/31/2050(b)	975,000	941,850
Chemours Co. (The), 7.00%, 05/15/2025	105,000	97,388
Dow Chemical Co. (The), 3.15%, 05/15/2024	2,023,000	2,094,083
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	2,259,000	2,399,033
		8,597,023
Diversified Metals & Mining–0.35%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	285,000	286,422
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	5,503,000	6,362,753
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	291,000	284,689
		6,933,864
Diversified REITs–1.04%
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	133,000	137,617
iStar, Inc., 4.75%, 10/01/2024	560,000	575,050
Trust F/1401 (Mexico),
5.25%, 12/15/2024(b)	4,124,000	4,435,011
5.25%, 01/30/2026(b)	3,705,000	3,965,638
4.87%, 01/15/2030(b)	4,150,000	4,340,983
6.39%, 01/15/2050(b)	6,695,000	7,144,804
		20,599,103
Drug Retail–0.18%
CVS Pass Through Trust,
6.04%, 12/10/2028	1,370,393	1,535,650
5.77%, 01/10/2033(b)	1,795,311	2,038,386
		3,574,036
Electric Utilities–2.37%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	4,289,000	4,311,925
DPL, Inc., 4.35%, 04/15/2029(b)	42,000	39,357
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,600,000	3,820,644
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	6,655,000	8,020,373
Georgia Power Co.,
2.85%, 05/15/2022	3,862,000	3,932,076
Series A, 2.20%, 09/15/2024	10,999,000	10,951,537
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(d)	$11,592,000	$12,129,265
Xcel Energy, Inc., 3.50%, 12/01/2049	3,632,000	3,672,298
		46,877,475
Electrical Components & Equipment–0.03%
EnerSys, 5.00%, 04/30/2023(b)	492,000	509,424
Electronic Components–1.68%
Corning, Inc., 5.45%, 11/15/2079	30,047,000	33,138,534
Electronic Equipment & Instruments–0.02%
Itron, Inc., 5.00%, 01/15/2026(b)	239,000	247,879
MTS Systems Corp., 5.75%, 08/15/2027(b)	183,000	191,299
		439,178
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	219,000	226,626
Fertilizers & Agricultural Chemicals–0.01%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	211,000	220,706
Financial Exchanges & Data–0.21%
Moody’s Corp.,
5.50%, 09/01/2020	1,710,000	1,752,857
4.88%, 02/15/2024	232,000	255,779
5.25%, 07/15/2044	1,665,000	2,160,496
MSCI, Inc., 5.25%, 11/15/2024(b)	60,000	61,800
		4,230,932
Food Distributors–0.02%
US Foods, Inc., 5.88%, 06/15/2024(b)	466,000	481,588
Food Retail–0.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.63%, 06/15/2024	363,000	381,698
5.88%, 02/15/2028(b)	193,000	202,375
Quatrim SASU (France), 5.88%, 01/15/2024(b)	100,000	115,510
		699,583
Forest Products–0.02%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	348,000	363,781
Gas Utilities–0.09%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	298,000	318,857
5.88%, 08/20/2026	464,000	510,318
	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	$590,000	$604,744
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	334,000	360,051
		1,793,970
Health Care Equipment–0.00%
Teleflex, Inc., 4.88%, 06/01/2026	50,000	52,392
Health Care Facilities–1.25%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	164,000	171,038
HCA Healthcare, Inc., 6.25%, 02/15/2021	621,000	651,895
HCA, Inc.,
5.00%, 03/15/2024	9,400,000	10,216,142
5.38%, 02/01/2025	242,000	268,012
5.25%, 04/15/2025	151,000	168,250
5.88%, 02/15/2026	242,000	273,768
5.38%, 09/01/2026	111,000	123,213
4.13%, 06/15/2029	1,935,000	2,038,797
5.50%, 06/15/2047	5,161,000	5,977,080
5.25%, 06/15/2049	3,821,000	4,310,859
Tenet Healthcare Corp., 6.75%, 06/15/2023	377,000	408,102
		24,607,156
Health Care REITs–0.58%
Healthpeak Properties, Inc., 4.25%, 11/15/2023	983,000	1,052,034
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	605,000	636,778
4.63%, 08/01/2029	2,463,000	2,587,615
Physicians Realty L.P., 4.30%, 03/15/2027	1,775,000	1,899,583
Senior Housing Properties Trust, 6.75%, 12/15/2021	2,606,000	2,762,592
Welltower, Inc., 3.10%, 01/15/2030	2,430,000	2,459,273
		11,397,875
Health Care Services–1.30%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	181,000	187,410
Cigna Corp.,
4.50%, 03/15/2021(b)	1,860,000	1,900,272
3.75%, 07/15/2023	5,052,000	5,284,454
2.89%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(d)	5,327,000	5,350,529
4.38%, 10/15/2028	1,938,000	2,153,787
4.80%, 08/15/2038	5,467,000	6,342,496
CVS Health Corp., 2.63%, 08/15/2024	3,015,000	3,042,388
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	$210,000	$213,149
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	145,000	59,500
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	371,000	370,871
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	427,000	388,566
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	187,000	196,882
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	218,000	116,175
		25,606,479
Home Improvement Retail–0.94%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	247,000	227,934
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	9,107,000	9,769,491
4.55%, 04/05/2049	7,413,000	8,621,999
		18,619,424
Homebuilding–0.79%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	251,000	281,835
Beazer Homes USA, Inc., 5.88%, 10/15/2027	41,000	40,386
KB Home, 4.80%, 11/15/2029	91,000	92,365
Lennar Corp.,
8.38%, 01/15/2021	36,000	38,444
5.38%, 10/01/2022	324,000	347,996
4.75%, 11/15/2022	172,000	181,581
5.25%, 06/01/2026	636,000	696,641
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	174,000	177,645
MDC Holdings, Inc., 6.00%, 01/15/2043	12,008,000	12,243,357
Meritage Homes Corp.,
7.15%, 04/15/2020	120,000	122,543
5.13%, 06/06/2027	322,000	343,042
PulteGroup, Inc., 6.38%, 05/15/2033	15,000	17,448
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	226,000	242,464
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	281,000	302,192
William Lyon Homes, Inc.,
6.00%, 09/01/2023	71,000	74,224
6.63%, 07/15/2027(b)	347,000	372,278
		15,574,441
Hotel & Resort REITs–0.09%
Service Properties Trust, 4.95%, 02/15/2027	1,665,000	1,705,076
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.22%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	$4,310,000	$4,434,430
Household Products–0.26%
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	3,843,481	3,852,898
5.13%, 07/15/2023(b)	90,000	92,249
7.00%, 07/15/2024(b)	732,000	758,992
Spectrum Brands, Inc.,
5.75%, 07/15/2025	331,000	347,441
5.00%, 10/01/2029(b)	108,000	110,468
		5,162,048
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The), 5.50%, 04/15/2025	733,000	761,360
Calpine Corp.,
5.38%, 01/15/2023	229,000	232,721
5.50%, 02/01/2024	248,000	252,970
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	210,000	218,757
NRG Energy, Inc., 6.63%, 01/15/2027	622,000	674,760
		2,140,568
Industrial Conglomerates–0.83%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	5,911,000	6,370,742
General Electric Co., 5.55%, 01/05/2026	8,794,000	10,029,602
		16,400,344
Industrial Machinery–0.27%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	576,000	552,479
EnPro Industries, Inc., 5.75%, 10/15/2026	489,000	519,732
Mueller Industries, Inc., 6.00%, 03/01/2027	492,000	508,653
Parker-Hannifin Corp., 3.25%, 06/14/2029	3,633,000	3,777,266
		5,358,130
Industrial REITs–0.10%
PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	1,844,000	1,901,625
Integrated Oil & Gas–1.41%
Occidental Petroleum Corp., 2.90%, 08/15/2024	12,219,000	12,299,806
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	353,000	388,494
Petroleos Mexicanos (Mexico), 6.88%, 08/04/2026	110,000	119,113
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	$10,449,000	$10,588,649
4.25%, 04/16/2039(b)	1,687,000	1,818,171
4.38%, 04/16/2049(b)	2,407,000	2,635,130
		27,849,363
Integrated Telecommunication Services–2.18%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	400,000	428,010
AT&T, Inc.,
3.31%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	2,832,000	2,881,800
5.25%, 03/01/2037	2,660,000	3,172,952
5.15%, 03/15/2042	3,670,000	4,276,757
5.35%, 12/15/2043	3,360,000	4,013,666
4.75%, 05/15/2046	2,646,000	2,966,947
5.15%, 02/15/2050	8,382,000	10,001,881
5.70%, 03/01/2057	2,735,000	3,477,753
British Telecommunications PLC (United Kingdom), 3.25%, 11/08/2029(b)	1,262,000	1,252,249
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	202,000	189,625
8.00%, 10/15/2025(b)	43,000	39,363
CommScope, Inc., 6.00%, 03/01/2026(b)	413,000	433,392
Frontier Communications Corp.,
10.50%, 09/15/2022	146,000	69,213
11.00%, 09/15/2025	159,000	73,538
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	46,000	51,052
7.20%, 07/18/2036	589,000	690,985
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,865,000	4,023,068
T-Mobile USA, Inc.,
6.38%, 03/01/2025	550,000	572,000
6.50%, 01/15/2026	1,352,000	1,450,054
Verizon Communications, Inc., 4.81%, 03/15/2039	2,267,000	2,765,598
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	200,000	206,333
		43,036,236
Interactive Media & Services–1.02%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	204,400
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	247,000	263,209
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,428,000	3,485,844
6.63%, 08/15/2027(b)	339,000	331,283
Match Group, Inc., 5.63%, 02/15/2029(b)	5,513,000	5,837,426
	Principal Amount	Value
Interactive Media & Services–(continued)
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	$2,073,000	$2,103,300
3.60%, 01/19/2028(b)	4,305,000	4,482,936
3.93%, 01/19/2038(b)	3,137,000	3,343,062
		20,051,460
Internet & Direct Marketing Retail–0.84%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	2,190,000	2,459,948
4.40%, 12/06/2057	2,190,000	2,500,692
QVC, Inc., 5.45%, 08/15/2034	11,765,000	11,678,945
		16,639,585
Internet Services & Infrastructure–0.11%
Network i2i Ltd. (India), 5.65%(b)(c)	2,340,000	2,197,260
Investment Banking & Brokerage–2.24%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	3,205,000	3,460,689
Charles Schwab Corp. (The), Series E, 4.63%(c)	4,560,000	4,698,601
Goldman Sachs Group, Inc. (The),
4.22%, 05/01/2029	4,000,000	4,409,309
6.75%, 10/01/2037	4,675,000	6,429,090
4.80%, 07/08/2044	4,280,000	5,241,302
Series L, 5.78% (3 mo. USD LIBOR + 3.88%)(c)(d)	1,218,000	1,228,658
Series P, 5.00%(c)	3,255,000	3,284,360
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,874,000	3,995,618
Morgan Stanley, 4.43% (3 mo. USD LIBOR + 1.63%), 01/23/2030(d)	10,000,000	11,287,536
Raymond James Financial, Inc., 4.95%, 07/15/2046	228,000	271,818
		44,306,981
IT Consulting & Other Services–0.08%
DXC Technology Co., 4.45%, 09/18/2022	1,460,000	1,521,275
Leisure Facilities–0.03%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	247,000	253,895
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	352,000	365,197
		619,092
Leisure Products–0.23%
Hasbro, Inc.,
3.00%, 11/19/2024	1,980,000	1,983,006
3.90%, 11/19/2029	2,481,000	2,496,226
		4,479,232
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Life & Health Insurance–2.51%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$3,375,000	$3,609,657
Athene Holding Ltd., 4.13%, 01/12/2028	6,780,000	6,995,917
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,627,000	5,991,988
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), 4.00%(b)(c)	3,060,000	3,200,316
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	10,195,000	10,125,732
MetLife, Inc.,
4.13%, 08/13/2042	2,400,000	2,718,005
Series C, 5.25%(c)	3,990,000	4,052,344
Series D, 5.88%(c)	300,000	332,520
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	6,960,000	7,236,924
3.90%, 11/30/2049(b)	3,044,000	3,121,597
Prudential Financial, Inc., 3.91%, 12/07/2047	2,001,000	2,171,490
		49,556,490
Life Sciences Tools & Services–0.02%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	383,000	386,830
Managed Health Care–0.18%
Centene Corp.,
5.38%, 06/01/2026(b)	521,000	554,227
4.63%, 12/15/2029(b)	221,000	232,326
UnitedHealth Group, Inc., 3.75%, 07/15/2025	2,134,000	2,301,528
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	340,000	356,572
5.38%, 08/15/2026(b)	155,000	165,435
		3,610,088
Marine Ports & Services–0.14%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	2,834,000	2,860,390
Metal & Glass Containers–0.28%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	200,000	210,500
Ball Corp., 5.25%, 07/01/2025	359,000	402,037
Berry Global, Inc.,
5.50%, 05/15/2022	144,000	146,339
6.00%, 10/15/2022	87,000	88,767
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	252,000	241,245
OI European Group B.V., 4.00%, 03/15/2023(b)	73,000	73,031
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,279,000	4,297,742
		5,459,661
	Principal Amount	Value
Movies & Entertainment–0.19%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	$268,000	$249,910
6.13%, 05/15/2027	285,000	257,220
Netflix, Inc.,
5.75%, 03/01/2024	251,000	278,504
5.88%, 11/15/2028	1,110,000	1,215,478
5.38%, 11/15/2029(b)	1,675,000	1,767,334
		3,768,446
Multi-line Insurance–0.59%
American International Group, Inc., 4.50%, 07/16/2044	2,260,000	2,592,124
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	3,010,000	3,266,201
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	3,210,000	3,709,765
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	1,670,000	2,139,173
		11,707,263
Multi-Utilities–0.46%
CenterPoint Energy, Inc.,
Series A, 6.13%(c)	5,595,000	5,892,738
2.50%, 09/01/2024	3,210,000	3,212,671
		9,105,409
Office REITs–0.40%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	2,640,000	2,832,104
3.38%, 08/15/2031	1,848,000	1,928,944
4.00%, 02/01/2050	2,811,000	3,105,658
		7,866,706
Office Services & Supplies–0.31%
Pitney Bowes, Inc.,
4.13%, 10/01/2021	4,150,000	4,205,942
5.20%, 04/01/2023	1,971,000	1,979,209
		6,185,151
Oil & Gas Drilling–0.02%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	223,000	196,516
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	207,000	175,326
		371,842
Oil & Gas Equipment & Services–0.18%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	3,477,000	3,602,990
Oil & Gas Exploration & Production–1.45%
Antero Resources Corp., 5.63%, 06/01/2023	285,000	202,350
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	191,000	183,836
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Callon Petroleum Co.,
6.13%, 10/01/2024	$236,000	$224,790
6.38%, 07/01/2026	92,000	86,052
Concho Resources, Inc., 4.38%, 01/15/2025	6,332,000	6,547,009
Continental Resources, Inc., 5.00%, 09/15/2022	18,979,000	19,093,893
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	255,000	223,037
Gulfport Energy Corp.,
6.63%, 05/01/2023	423,000	319,496
6.00%, 10/15/2024	236,000	162,179
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	240,000	215,370
QEP Resources, Inc., 5.63%, 03/01/2026	480,000	436,788
Southwestern Energy Co.,
7.50%, 04/01/2026	195,000	171,361
7.75%, 10/01/2027	434,000	378,133
Whiting Petroleum Corp., 6.63%, 01/15/2026	172,000	98,474
WPX Energy, Inc., 5.25%, 09/15/2024	197,000	201,819
		28,544,587
Oil & Gas Refining & Marketing–0.30%
EnLink Midstream Partners, L.P.,
4.85%, 07/15/2026	371,000	328,844
5.60%, 04/01/2044	327,000	230,023
Murphy Oil USA, Inc., 5.63%, 05/01/2027	300,000	324,292
NuStar Logistics, L.P., 6.00%, 06/01/2026	556,000	595,962
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	406,000	435,160
5.88%, 07/15/2027(b)	3,025,000	3,243,775
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	761,209
		5,919,265
Oil & Gas Storage & Transportation–7.12%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	410,000	351,575
Buckeye Partners, L.P., 4.35%, 10/15/2024	8,404,000	8,356,326
Cheniere Energy Partners, L.P., 5.63%, 10/01/2026	236,000	248,828
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	241,000	242,877
DCP Midstream Operating, L.P., 5.13%, 05/15/2029	394,000	400,825
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Operating, L.P.,
Series A, 6.25%(c)	$515,000	$464,283
5.88%, 01/15/2024	508,000	559,785
4.90%, 03/15/2035	8,695,000	9,040,773
Enterprise Products Operating LLC,
3.13%, 07/31/2029	3,550,000	3,621,008
4.80%, 02/01/2049	2,369,000	2,747,016
4.20%, 01/31/2050	2,786,000	2,992,665
Series D, 6.88%, 03/01/2033	2,660,000	3,629,159
4.88%, 08/16/2077	11,201,000	11,050,011
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/2026(b)	389,000	405,463
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	2,133,000	2,270,166
Kinder Morgan, Inc.,
7.80%, 08/01/2031	9,500,000	12,949,763
7.75%, 01/15/2032	7,672,000	10,488,326
MPLX L.P.,
3.00%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(d)	7,864,000	7,891,569
3.20%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	5,688,000	5,708,785
4.80%, 02/15/2029	2,355,000	2,550,804
4.70%, 04/15/2048	2,781,000	2,759,703
5.50%, 02/15/2049	3,731,000	4,097,234
Plains All American Pipeline L.P., Series B, 6.13%(c)	6,150,000	5,569,317
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	13,504,000	13,047,078
Sabine Pass Liquefaction, LLC, 5.75%, 05/15/2024	10,000,000	11,138,100
SemGroup Corp., 6.38%, 03/15/2025	269,000	281,217
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	2,445,000	2,472,482
5.13%, 02/01/2025	439,000	452,122
5.88%, 04/15/2026	677,000	713,608
5.00%, 01/15/2028	201,000	199,967
5.50%, 03/01/2030(b)	63,000	63,255
Western Midstream Operating L.P., 4.00%, 07/01/2022	2,910,000	2,956,086
Williams Cos., Inc. (The),
4.13%, 11/15/2020	6,441,000	6,529,564
7.88%, 09/01/2021	140,000	152,990
3.60%, 03/15/2022	3,670,000	3,767,212
4.55%, 06/24/2024	399,000	427,238
		140,597,180
Other Diversified Financial Services–0.79%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	11,281,000	13,451,821
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
eG Global Finance PLC (Netherlands), 6.75%, 02/07/2025(b)	$259,000	$256,410
Football Trust V, 5.35%, 10/05/2020(b)	450,270	462,410
ILFC E-Capital Trust II, 4.02% (30 yr. U.S. Treasury + 1.80%), 12/21/2065(b)(d)	620,000	485,730
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	242,000	235,948
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	241,000	255,267
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	378,000	390,281
		15,537,867
Packaged Foods & Meats–0.66%
B&G Foods, Inc.,
5.25%, 04/01/2025	237,000	239,962
5.25%, 09/15/2027	96,000	93,960
Conagra Brands, Inc., 5.30%, 11/01/2038	4,551,000	5,308,309
Hershey Co. (The), 3.13%, 11/15/2049	2,833,000	2,877,636
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	217,000	231,994
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	186,000	196,926
Mars, Inc., 2.70%, 04/01/2025(b)	3,334,000	3,423,497
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	398,000	430,764
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	223,000	233,033
		13,036,081
Paper Packaging–0.14%
Cascades Inc/Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,547,000	2,582,021
Trivium Packaging Finance B.V. (Netherlands), 5.50%, 08/15/2026(b)	200,000	210,378
		2,792,399
Paper Products–0.34%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	1,930,000	1,883,198
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	471,000	490,035
7.38%, 01/15/2025(b)	1,042,000	1,109,954
5.50%, 01/15/2026	88,000	88,222
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	485,000	522,756
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	2,408,000	2,673,717
		6,767,882
	Principal Amount	Value
Pharmaceuticals–2.27%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	$188,000	$195,984
5.50%, 11/01/2025(b)	177,000	185,407
9.00%, 12/15/2025(b)	202,000	228,765
Bayer US Finance II LLC (Germany),
2.74%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	2,759,000	2,768,235
3.13%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	5,955,000	5,985,591
3.88%, 12/15/2023(b)	1,964,000	2,061,303
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	8,373,000	8,638,368
3.20%, 06/15/2026(b)	3,106,000	3,266,253
3.40%, 07/26/2029(b)	7,049,000	7,576,751
4.25%, 10/26/2049(b)	3,196,000	3,799,112
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	200,000	130,498
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,053,000	4,140,370
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	245,000	256,331
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	205,000	194,243
Pfizer, Inc., 2.95%, 03/15/2024	5,274,000	5,486,657
		44,913,868
Property & Casualty Insurance–0.09%
Allstate Corp. (The), 4.20%, 12/15/2046	1,505,000	1,773,701
Publishing–0.02%
Meredith Corp., 6.88%, 02/01/2026	322,000	331,772
Railroads–1.66%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/2040	11,337,000	15,442,417
CSX Corp., 4.65%, 03/01/2068	3,463,000	4,061,863
Kansas City Southern, 2.88%, 11/15/2029	3,418,000	3,438,387
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	408,000	398,989
Norfolk Southern Corp.,
2.55%, 11/01/2029	2,799,000	2,797,028
3.40%, 11/01/2049	3,568,000	3,569,367
Union Pacific Corp., 3.95%, 08/15/2059	2,888,000	3,040,135
		32,748,186
Regional Banks–1.41%
CIT Group, Inc., 5.00%, 08/01/2023	311,000	335,488
Citizens Financial Group, Inc.,
Series A, 5.50%(c)	1,100,000	1,107,101
2.38%, 07/28/2021	5,719,000	5,739,868
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Fifth Third Bancorp,
4.30%, 01/16/2024	$2,730,000	$2,937,145
2.38%, 01/28/2025	7,685,000	7,702,655
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	1,300,000	1,426,109
M&T Bank Corp., Series F, 5.13%(c)	1,366,000	1,464,557
Synovus Financial Corp., 3.13%, 11/01/2022	2,457,000	2,485,686
Zions Bancorp. N.A., 3.25%, 10/29/2029	4,640,000	4,594,218
		27,792,827
Residential REITs–0.55%
Essex Portfolio L.P., 3.63%, 08/15/2022	3,600,000	3,719,732
Spirit Realty L.P.,
4.00%, 07/15/2029	1,790,000	1,894,219
3.40%, 01/15/2030	5,305,000	5,328,889
		10,942,840
Restaurants–0.57%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	3,506,000	3,644,592
Aramark Services, Inc., 5.00%, 04/01/2025(b)	215,000	224,942
IRB Holding Corp., 6.75%, 02/15/2026(b)	239,000	250,137
Starbucks Corp., 4.45%, 08/15/2049	6,077,000	7,058,203
		11,177,874
Retail REITs–0.13%
Regency Centers, L.P., 4.13%, 03/15/2028	2,396,000	2,605,542
Security & Alarm Services–0.03%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	201,000	206,994
Prime Security Services Borrower, LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	178,000	187,456
5.75%, 04/15/2026(b)	240,000	251,135
		645,585
Semiconductor Equipment–0.17%
Lam Research Corp.,
3.75%, 03/15/2026	50,000	53,672
4.00%, 03/15/2029	1,285,000	1,419,195
4.88%, 03/15/2049	1,495,000	1,861,696
		3,334,563
Semiconductors–2.12%
Analog Devices, Inc., 3.13%, 12/05/2023	2,420,000	2,492,993
	Principal Amount	Value
Semiconductors–(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	$8,835,000	$8,936,412
3.88%, 01/15/2027	5,965,000	6,094,552
3.50%, 01/15/2028	6,751,000	6,694,946
Micron Technology, Inc.,
4.98%, 02/06/2026	2,035,000	2,237,409
4.19%, 02/15/2027	6,250,000	6,579,258
5.33%, 02/06/2029	1,190,000	1,333,801
NXP B.V./NXP Funding LLC (Netherlands), 3.88%, 09/01/2022(b)	7,160,000	7,412,268
		41,781,639
Soft Drinks–0.01%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	250,000	283,986
Sovereign Debt–1.02%
Abu Dhabi Government Bond (United Arab Emirates), 2.13%, 09/30/2024(b)	3,785,000	3,771,639
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	8,496,000
Egypt Government International Bond (Egypt),
7.05%, 01/15/2032(b)	2,950,000	2,998,675
8.15%, 11/20/2059(b)	1,800,000	1,842,525
Oman Government International Bond (Oman), 4.13%, 01/17/2023(b)	2,929,000	2,962,106
		20,070,945
Specialized Consumer Services–0.04%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	235,000	244,104
7.45%, 08/15/2027	463,000	523,582
		767,686
Specialized REITs–0.45%
Equinix, Inc.,
5.88%, 01/15/2026	723,000	768,059
3.20%, 11/18/2029	4,395,000	4,416,623
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	247,000	272,751
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	343,000	357,697
Iron Mountain, Inc.,
6.00%, 08/15/2023	182,000	187,145
5.75%, 08/15/2024	84,000	85,319
5.25%, 03/15/2028(b)	187,000	195,382
4.88%, 09/15/2029(b)	1,781,000	1,807,399
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	409,000	287,492
SBA Communications Corp., 4.88%, 09/01/2024	507,000	527,115
		8,904,982
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Specialty Chemicals–0.35%
Ashland LLC, 4.75%, 08/15/2022	$177,000	$185,850
Braskem Idesa SAPI (Mexico), 7.45%, 11/15/2029(b)	5,050,000	5,147,212
Element Solutions, Inc., 5.88%, 12/01/2025(b)	232,000	241,858
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	349,000	360,464
PolyOne Corp., 5.25%, 03/15/2023	219,000	235,970
PQ Corp., 6.75%, 11/15/2022(b)	195,000	202,067
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	491,000	495,461
		6,868,882
Specialty Stores–0.01%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	267,000	256,994
Steel–0.05%
Steel Dynamics, Inc., 5.13%, 10/01/2021	905,000	909,751
Systems Software–0.12%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	107,000	109,228
Microsoft Corp., 4.25%, 02/06/2047	1,868,000	2,317,868
		2,427,096
Technology Distributors–0.13%
Avnet, Inc., 4.63%, 04/15/2026	2,250,000	2,406,685
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	80,000	83,599
		2,490,284
Technology Hardware, Storage & Peripherals–1.05%
Apple, Inc., 2.05%, 09/11/2026	3,868,000	3,827,294
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	708,000	749,595
4.00%, 07/15/2024(b)	3,160,000	3,300,497
6.02%, 06/15/2026(b)	4,252,000	4,862,518
4.90%, 10/01/2026(b)	1,860,000	2,024,155
8.35%, 07/15/2046(b)	4,426,000	5,943,784
		20,707,843
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	214,000	171,824
Tobacco–1.42%
Altria Group, Inc.,
3.80%, 02/14/2024	4,363,000	4,586,680
4.40%, 02/14/2026	6,776,000	7,317,582
4.80%, 02/14/2029	5,300,000	5,864,455
6.20%, 02/14/2059	2,066,000	2,477,752
	Principal Amount	Value
Tobacco–(continued)
BAT Capital Corp. (United Kingdom),
2.79%, 09/06/2024	$4,677,000	$4,683,766
4.76%, 09/06/2049	2,996,000	3,040,531
		27,970,766
Trading Companies & Distributors–1.77%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(d)	11,026,000	12,129,703
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	1,798,000	1,847,741
Air Lease Corp.,
3.88%, 04/01/2021	3,960,000	4,039,634
3.38%, 06/01/2021	3,865,000	3,926,782
3.00%, 09/15/2023	1,965,000	2,003,295
Aircastle Ltd.,
7.63%, 04/15/2020	71,000	72,395
5.00%, 04/01/2023	534,000	572,883
4.40%, 09/25/2023	4,000,000	4,242,300
BMC East, LLC, 5.50%, 10/01/2024(b)	370,000	385,416
BOC Aviation Ltd. (Singapore), 3.24% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(d)	2,446,000	2,462,731
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	1,354,000	1,420,041
United Rentals North America, Inc.,
5.50%, 07/15/2025	201,000	209,792
5.88%, 09/15/2026	704,000	755,058
6.50%, 12/15/2026	327,000	357,714
5.50%, 05/15/2027	129,000	138,033
5.25%, 01/15/2030	343,000	365,303
		34,928,821
Trucking–2.26%
Aviation Capital Group LLC,
2.61%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	1,914,000	1,910,786
4.13%, 08/01/2025(b)	5,593,000	5,815,786
3.50%, 11/01/2027(b)	15,922,000	15,904,904
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	273,000	280,962
5.75%, 07/15/2027(b)	1,877,000	1,941,428
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	1,255,000	1,325,468
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	2,872,000	2,898,243
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	3,433,000	3,614,996
3.40%, 11/15/2026(b)	155,000	158,451
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Trucking–(continued)
Ryder System, Inc.,
3.65%, 03/18/2024	$4,488,000	$4,699,503
2.50%, 09/01/2024	5,853,000	5,859,134
2.90%, 12/01/2026	303,000	304,943
		44,714,604
Wireless Telecommunication Services–2.77%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	109,000	60,529
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	104,000	25,900
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	773,000	616,236
8.50%, 10/15/2024(b)	265,000	218,625
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	1,473,000	1,555,856
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	378,218
5.00%, 03/15/2044	4,835,000	5,919,085
4.35%, 05/01/2049	870,000	995,075
3.70%, 11/15/2049	3,126,000	3,215,817
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	9,400,500	9,494,505
4.74%, 03/20/2025(b)	11,472,000	12,193,761
5.15%, 03/20/2028(b)	11,487,000	12,524,822
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	7,255,000	7,490,062
		54,688,491
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,681,200,372)		1,774,211,719
U.S. Treasury Securities–3.34%
U.S. Treasury Bills–0.24%
1.78% - 2.36%, 12/19/2019(f)(g)	4,606,000	4,601,584
1.58%, 02/20/2020(g)	250,000	249,135
		4,850,719
U.S. Treasury Bonds–1.58%
2.25%, 08/15/2049	30,846,700	31,126,248
U.S. Treasury Notes–1.52%
1.63%, 11/15/2022	4,644,800	4,646,614
1.50%, 10/31/2024	2,049,000	2,035,634
1.63%, 10/31/2026	11,732,800	11,652,366
1.63%, 08/15/2029	170,000	167,513
1.75%, 11/15/2029	11,492,700	11,464,642
		29,966,769
Total U.S. Treasury Securities (Cost $64,958,262)		65,943,736
	Shares		Value
Preferred Stocks–1.82%
Diversified Banks–1.08%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.		100	$148,000
Wells Fargo & Co., 7.50%, Series L, Conv. Pfd.		14,554	21,248,840
			21,396,840
Investment Banking & Brokerage–0.61%
Morgan Stanley, 7.13%, Series E, Pfd.		265,000	7,714,150
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	4,305,000
			12,019,150
Regional Banks–0.13%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		95,000	2,561,200
Total Preferred Stocks (Cost $31,500,112)			35,977,190
	Principal Amount
Asset-Backed Securities–0.84%
Hertz Vehicle Financing II L.P., Series 2016-2A, Class B, 3.94%, 03/25/2022(b)		$7,500,000	7,613,351
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		4,276,660	4,458,349
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		4,470,375	4,599,971
Total Asset-Backed Securities (Cost $16,468,608)			16,671,671
Variable Rate Senior Loan Interests–0.68%(h)
Diversified REITs–0.68%
Asteric, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $13,342,464)(i)		17,840,208	13,430,858
Non-U.S. Dollar Denominated Bonds & Notes–0.18%(j)
Diversified Banks–0.02%
Erste Group Bank AG (Austria), 6.50%(b)(c)	EUR	200,000	254,569
Food Retail–0.01%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	200,000	220,895
Movies & Entertainment–0.15%
Netflix, Inc. 3.88%, 11/15/2029(b)	EUR	2,600,000	3,001,582
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,417,563)			3,477,046
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value

Municipal Obligations–0.05%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)	$735,000	$739,932
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(i)(k)	360,000	3,600
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(i)(k)	350,000	230,730
Total Municipal Obligations (Cost $1,047,484)		974,262
	Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(l)	727,470	4,365
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(l)(m)	859,558	430
Total Common Stocks & Other Equity Interests (Cost $218,117)		4,795
Shares		Value

Money Market Funds–1.88%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(n)	13,665,916	$13,665,916
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(n)	7,904,654	7,907,815
Invesco Treasury Portfolio, Institutional Class, 1.52%(n)	15,618,189	15,618,189
Total Money Market Funds (Cost $37,191,870)		37,191,920
Options Purchased–0.08%
(Cost $1,319,321)(o)		1,487,508
TOTAL INVESTMENTS IN SECURITIES–98.74% (Cost $1,850,664,173)		1,949,370,705
OTHER ASSETS LESS LIABILITIES—1.26%		24,838,594
NET ASSETS–100.00%		$1,974,209,299
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $601,173,725, which represented 30.45% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Zero coupon bond issued at a discount.
(l)	Non-income producing security.
(m)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(o)	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
AbbVie, Inc.	Call	01/15/2021	20	$85.00		$170,000	$19,150
Amazon.com, Inc.	Call	01/15/2021	2	1,850.00		370,000	40,385
Apple, Inc.	Call	01/15/2021	8	280.00		224,000	19,580
Booking Holdings, Inc.	Call	01/15/2021	2	2,100.00		420,000	27,950
Chevron Corp.	Call	01/15/2021	14	130.00		182,000	5,915
Cisco Systems, Inc.	Call	01/15/2021	15	60.00		90,000	983
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	20	126.00		252,000	14,600
Industrial Select Sector SPDR Fund	Call	01/15/2021	20	85.00		170,000	9,950
Intel Corp.	Call	01/15/2021	35	57.50		201,250	23,450
JPMorgan Chase & Co.	Call	01/15/2021	15	135.00		202,500	16,050
Micron Technology, Inc.	Call	01/15/2021	4	55.00		22,000	2,380
Microsoft Corp.	Call	01/15/2021	15	155.00		232,500	20,362
Oracle Corp.	Call	01/15/2021	27	62.50		168,750	8,438
QUALCOMM, Inc.	Call	01/15/2021	2	97.50		19,500	1,135
UnitedHealth Group, Inc.	Call	01/15/2021	8	290.00		232,000	22,520
Verizon Communications, Inc.	Call	01/15/2021	30	60.00		180,000	11,850
Total Open Exchange-Traded Equity Options Purchased			237				$244,698

Abbreviations:
SPDR	–Standard & Poor’s Depositary Receipt

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/18/2020	54	$3,100.00		$16,740,000	$1,242,810

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
AbbVie, Inc.	Call	01/15/2021	7	$ 105.00	$(2,513)		$73,500	(1,992)	521
Amazon.com, Inc.	Call	01/15/2021	2	2,200.00	(16,594)		440,000	(15,900)	694
Booking Holdings, Inc.	Call	01/15/2021	2	2,400.00	(15,194)		480,000	(11,040)	4,154
Micron Technology, Inc.	Call	01/15/2021	2	70.00	(584)		14,000	(496)	88
Oracle Corp.	Call	01/15/2021	12	70.00	(1,644)		84,000	(1,470)	174
QUALCOMM, Inc.	Call	01/15/2021	1	110.00	(267)		11,000	(302)	(35)
UnitedHealth Group, Inc.	Call	01/15/2021	3	300.00	(3,005)		90,000	(7,012)	(4,007)
Total Exchange-Traded Equity Options Written						$(39,801)			$(38,212)	$ 1,589

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	255	March-2020	$54,974,414	$(30,429)	$(30,429)
U.S. Treasury 5 Year Notes	77	March-2020	9,160,594	(8,003)	(8,003)
U.S. Treasury 10 Year Notes	860	March-2020	111,249,063	(163,297)	(163,297)
U.S. Treasury Long Bonds	530	March-2020	84,253,438	19,553	19,553
Subtotal—Long Futures Contracts				(182,176)	(182,176)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	793	March-2020	(112,779,469)	128,215	128,215
U.S. Treasury Ultra Bond	146	March-2020	(27,406,938)	(87,012)	(87,012)
Subtotal—Short Futures Contracts				41,203	41,203
Total Futures Contracts				$(140,973)	$(140,973)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Citibank N.A.	EUR	8,667,788	USD	9,620,716	$13,913
Currency Risk
02/28/2020	Barclays Bank PLC	GBP	150,888	USD	194,260	(1,476)
02/28/2020	Canadian Imperial Bank of Commerce	CAD	19,863,000	USD	14,949,198	(12,052)
Subtotal—Depreciation						(13,528)
Total Forward Foreign Currency Contracts						$385

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,774,211,719	$—	$1,774,211,719
U.S. Treasury Securities	—	65,943,736	—	65,943,736
Preferred Stocks	35,977,190	—	—	35,977,190
Asset-Backed Securities	—	16,671,671	—	16,671,671
Variable Rate Senior Loan Interests	—	—	13,430,858	13,430,858
Non-U.S. Dollar Denominated Bonds & Notes	—	3,477,046	—	3,477,046
Municipal Obligations	—	739,932	234,330	974,262
Common Stocks & Other Equity Interests	430	4,365	—	4,795
Money Market Funds	37,191,920	—	—	37,191,920
Options Purchased	1,487,508	—	—	1,487,508
Total Investments in Securities	74,657,048	1,861,048,469	13,665,188	1,949,370,705
Other Investments - Assets(a)
Futures Contracts	147,768	—	—	147,768
Forward Foreign Currency Contracts	—	13,913	—	13,913
	147,768	13,913	—	161,681
Other Investments - Liabilities(a)
Futures Contracts	(288,741)	—	—	(288,741)
Forward Foreign Currency Contracts	—	(13,528)	—	(13,528)
Options Written	—	(38,212)	—	(38,212)
	(288,741)	(51,740)	—	(340,481)
Total Other Investments	(140,973)	(37,827)	—	(178,800)
Total Investments	$74,516,075	$1,861,010,642	$13,665,188	$1,949,191,905

(a)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Corporate Bond Fund